Employee benefits (Post-Employment) (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Employee Benefits
23.	Employee benefits (Post-Employment)

	2018	2017
Liabilities
Petros Pension Plan	—	10,728
Petros Pension Plan - Renegotiated	7,152	—
Petros Pension Plan - Non-renegotiated	2,880	—
Petros 2 Pension Plan	411	260
AMS Medical Plan	12,236	10,802
Other plans	71	40

Total	22,750	21,830

Current	810	844
Non-current	21,940	20,986

Total	22,750	21,830

Summary of Movements of the Events

The movement of these events is shown below:

				Consolidated
	2018
	Petros	Petros Renegotiated	Petros Non- renegotiated	Total
Changes in the present value of obligations
Obligations at the beginning of 2018	25,081	—	—	25,081
Interest expense	591	—	—	591
Current service cost	23	—	—	23
Contributions paid by participants	86	—	—	86
Benefits paid	(500)	—	—	(500)
Cumulative Translation Adjustment	(124)	—	—	(124)

Balance at March 31, 2018	25,157	—	—	25,157

Transfer due to split of Petros plan	(25,157)	18,940	6,217	—
Current interest cost	—	1,144	374	1,518
Current service cost	—	53	7	60
Contributions paid by participants	—	219	69	288
Benefits Paid	—	(881)	(788)	(1,669)
Remeasurement: Experience (gains) / losses *	—	(1,295)	(30)	(1,325)
Remeasurement: (gains) / losses - demographic assumptions	—	6	71	77
Remeasurement: (gains) / losses - financial assumptions	—	1,206	336	1,542
Cumulative Translation Adjustment	—	(2,704)	(883)	(3,587)

Obligations at the end of the year of December 31, 2018	—	16,688	5,373	22,061

Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	14,353	—	—	14,353
Interest income	336	—	—	336
Contributions paid by the sponsor (Company)	93	—	—	93
Contributions paid by participants	86	—	—	86
Benefits Paid	(500)	—	—	(500)
Cumulative Translation Adjustment	(69)	—	—	(69)

Balance at March 31, 2018	14,299	—	—	14,299

Transfer due to split of Petros plan	(14,299)	10,786	3,513	—
Interest income	—	653	211	864
Contributions paid by the sponsor (Company)	—	229	74	303
Contributions paid by participants	—	219	69	288
Term of financial commitment (TFC) paid by the Company	—	141	54	195
Benefits Paid	—	(881)	(788)	(1,669)
Remeasurement: Return on plan assets due to lower interest income	—	(71)	(153)	(224)
Cumulative Translation Adjustment	—	(1,539)	(488)	(2,027)

Fair value of plan assets at the end of the year of December 31, 2018	—	9,537	2,492	12,029

Amounts recognized in the Statement of Financial Position
Present value of obligations	—	16,688	5,373	22,061
( -) Fair value of plan assets	—	(9,537)	(2,492)	(12,029)

Net actuarial liability as of December 31,	—	7,151	2,881	10,032

Changes in the net actuarial liability
Balance as of January 1,	10,728	—	—	10,728
Remeasurement effects recognized in OCI **	—	(12)	531	519
Current service cost	23	53	7	83
Net interest on liabilities / (assets)	255	1,144	374	1,773
Contributions paid	(93)	(229)	(74)	(396)
Payments related to Term of financial commitment (TFC)	—	(141)	(54)	(195)
Transfer due to spin-off	(10,858)	8,155	2,703	—
Cumulative Translation Adjustment	(55)	(1,818)	(607)	(2,480)

Balance at December 31, 2018	—	7,152	2,880	10,032

(*)	It includes the effect of the extraordinary contributions of the participants related to the deficit with the Petros plan, as set out in note 23.
(**)	Other Comprehensive Income

Summary of Pension Plan Assets

	PPR		PPNR		Petros plan 2
	Minimum	Maximum	Minimum	Maximum	Minimum	Maximum
Fixed-income	50%	100%	45%	100%	55%	70%
Variable-income	—	25%	—	30%	5%	12%
Structured investments	—	4%	—	4%	—	6%
Real estate properties	—	12%	—	12%	—	2%
Loans to participants	—	8%	—	8%	2%	5%
Investments abroad	—	—	—	—	—	5%

Summary of Pension Plan Assets by Type of Asset

The pension plan assets by type of asset are set out as follows:

	2018				2017
Type of asset	Quoted prices in active markets	Unquoted prices	Total fair value	%	Total fair value(*)%
Receivables	—	1,087	1,087	9%	1,139	8%

Fixed income	6,522	1,239	7,761	61%	8,686	58%

Government bonds	6,522	—	6,522	—	6,744	—
Fixed income funds	—	940	940	—	1,815	—
Other investments	—	299	299	—	9	—
Variable income	2,081	127	2,208	17%	3,162	21%

Common and preferred shares	2,081	—	2,081	—	2,877	—
Other investments	—	127	127	—	285	—
Structured investments	—	237	237	2%	373	2%

Real estate properties	—	829	829	7%	1,045	7%

	8,603	3,519	12,122	96%	14,405	96%

Loans to participants	—	533	533	4%	620	4%

Total	8,603	4,052	12,655	100%	15,025	100%

(*)	Amounts reclassified for comparative purposes.

Disclosure of Changes in the Actuarial Liabilities, Fair Value of Assets and Amounts Recognized in Statement of Financial Position
a)	Changes in the actuarial liabilities, in the fair value of the assets and in the amounts recognized in the statement of financial position

	2018
	Pension Plans		Medical Plan
	Petros plans (*)	Petros 2	AMS	Other plans	Total
Changes in the present value of obligations
Obligations at the beginning of the year	25,081	887	10,802	85	36,855
Interest expense	2,111	77	927	4	3,119
Current service cost	83	33	155	7	278
Contributions paid by participants	374	—	—	—	374
Benefits paid	(2,173)	(35)	(456)	(3)	(2,667)
Remeasurement: Experience (gains) / losses (**)	(1,373)	8	(115)	—	(1,480)
Remeasurement: (gains) / losses - demographic assumptions	80	—	176	—	256
Remeasurement: (gains) / losses - financial assumptions	1,577	165	2,412	(2)	4,152
Others	—	—	—	34	34
Cumulative Translation Adjustment	(3,699)	(139)	(1,665)	(13)	(5,516)

Obligations at the end of the year	22,061	996	12,236	112	35,405

Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	14,353	627	—	45	15,025
Interest income	1,203	54	—	—	1,257
Contributions paid by the sponsor (Company)	278	—	321	—	599
Contributions paid by participants	374	—	—	—	374
Term of financial commitment (TFC) paid by the Company	223	—	—	—	223
Benefits Paid	(2,401)	(38)	(504)	(3)	(2,946)
Remeasurement: Return on plan assets due to lower interest income	(233)	35	—	(4)	(202)
Others	—	—	—	3	3
Cumulative Translation Adjustment	(1,768)	(93)	183	—	(1,678)

Fair value of plan assets at the end of the year	12,029	585	—	41	12,655

Amounts recognized in the Statement of Financial Position
Present value of obligations	22,061	996	12,236	112	35,405
( -) Fair value of plan assets	(12,029)	(585)	—	(41)	(12,655)

Net actuarial liability as of December 31,	10,032	411	12,236	71	22,750

Changes in the net actuarial liability
Balance as of January 1,	10,728	260	10,802	40	21,830
Remeasurement effects recognized in other comprehensive income	517	138	2,473	2	3,130
Costs incurred in the period	991	56	1,082	11	2,140
Current service cost	908	23	927	4	1,862
Contributions paid	(278)	—	(321)	—	(599)
Payments related to Term of financial commitment (TFC)	(223)	—	—	—	(223)
Others	—	—	—	31	31
Cumulative Translation Adjustment	(2,611)	(66)	(2,727)	(17)	(5,421)

Balance as of December 31,	10,032	411	12,236	71	22,750

(*)	It includes the changes in Petros plan, PPR and PPNR plans.
(**)	It includes additional constribuitons of participants regarding the deficit settlement plan as set out in note 23.1.

	2017
	Pension Plan		Medical Plan
	Petros	Petros 2	AMS	Other plans	Total
Changes in the present value of obligations
Obligations at the beginning of the year	25,872	678	11,214	78	37,842
Interest expense:	2,776	72	1,222	10	4,080
Term of financial commitment (TFC)	325	—	—	—	325
Actuarial	2,451	72	1,222	10	3,755
Current service cost	89	44	161	4	298
Contributions paid by participants	68	—	—	—	68
Benefits paid	(1,905)	(34)	(466)	(3)	(2,408)
Remeasurement: Experience (gains) / losses (*)	(2,755)	61	(520)	7	(3,207)
Remeasurement: (gains) / losses - demographic assumptions	22	(30)	(63)	(9)	(80)
Remeasurement: (gains) / losses - financial assumptions	1,293	113	(567)	7	846
Others	—	—	—	(6)	(6)
Cumulative Translation Adjustment	(379)	(17)	(179)	(3)	(578)

Obligations at the end of the year	25,081	887	10,802	85	36,855

Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	15,120	385	—	40	15,545
Interest income	1,609	40	—	3	1,652
Contributions paid by the sponsor (Company)	230	—	467	2	699
Contributions paid by participants	68	—	—	—	68
Term of financial commitment (TFC) paid by the Company	223	—	—	—	223
Benefits Paid	(1,905)	(34)	(466)	(3)	(2,408)
Remeasurement: Return on plan assets due to lower interest income	(786)	249	—	4	(533)
Others	—	—	—	—	—
Cumulative Translation Adjustment	(206)	(13)	(1)	(1)	(221)

Fair value of plan assets at the end of the year	14,353	627	—	45	15,025

Amounts recognized in the Statement of Financial Position
Present value of obligations	25,081	887	10,802	85	36,855
( -) Fair value of plan assets	(14,353)	(627)	—	(45)	(15,025)

Net actuarial liability as of December 31,	10,728	260	10,802	40	21,830

Changes in the net actuarial liability
Balance as of January 1,	10,752	293	11,214	38	22,297
Remeasurement effects recognized in other comprehensive income	(654)	(105)	(1,150)	1	(1,908)
Costs incurred in the period	1,256	76	1,383	11	2,726
Contributions paid	(230)	—	(467)	(2)	(699)
Payments related to Term of financial commitment (TFC)	(223)	—	—	—	(223)
Others	—	—	—	(6)	(6)
Cumulative Translation Adjustment	(173)	(4)	(178)	(2)	(357)

Balance as of December 31,	10,728	260	10,802	40	21,830

(*)	It includes additional constribuitons of participants regarding the deficit settlement plan as set out in note 23.1.

Schedule of Defined Benefit Costs
b)	Defined benefit costs

	2018
	Pension Plans				Medical Plan
	Petros plan	PPR	PPNR	Petros 2	AMS	Other Plans	Total
Service cost	23	54	6	33	155	7	278
Interest on net liabilities (assets)	254	492	162	23	927	4	1,862

Net expenses for the year	277	546	168	56	1,082	11	2,140

Related to active employees:
Included in the cost of sales	46	94	23	29	235	—	427

Operating expenses in statement of income	19	46	11	17	122	9	224
Related to retirees	212	406	134	10	725	2	1,489

Net expenses for the year	277	546	168	56	1,082	11	2,140

	2017
	Pension Plans		Medical Plan
	Petros Plans	Petros 2	AMS	Other Plans	Total
Service cost	89	44	161	4	298
Interest on net liabilities (assets)	1,167	32	1,222	7	2,428

Net expenses for the year	1,256	76	1,383	11	2,726

Related to active employees:
Included in the cost of sales	236	40	263	—	539
Operating expenses in statement of income	103	24	136	10	273
Related to retirees	917	12	984	1	1,914

Net expenses for the year	1,256	76	1,383	11	2,726

	2016
	Pension Plans		Medical Plan
	Petros Plans	Petros 2	AMS	Other Plans	Total
Service cost	83	21	128	18	250
Interest on net liabilities (assets)	945	12	1,093	4	2,054

Net expenses for the year	1,028	33	1,221	22	2,304

Related to active employees:
Included in the cost of sales	257	18	287	2	564
Operating expenses in statement of income	128	11	154	19	312
Related to retirees	643	4	780	1	1,428

Net expenses for the year	1,028	33	1,221	22	2,304

Disclosure of Effect of Basis Points Change in the Assumed Discount Rate and Medical Cost

The effect of a 100 basis points (bps) change in the assumed discount rate and medical cost trend rate is as set out below:

	Discount Rate				Medical Cost
	Pension Benefits		Medical Benefits		Medical Benefits
	+100 bps	-100 bps	+100 bps	-100 bps	+100 bps	-100 bps
Pension Obligation	(1,714)	3,889	(1,498)	1,869	1,994	(1,005)
Current Service cost and interest cost	13	140	(74)	89	248	(117)

Summary of Actuarial Assumptions
d)	Actuarial assumptions

2018
Assumptions	PPR	PPNR	Petros 2	AMS
Discount rate - (real rate)(1)	9.11%	9.08%	9.22%	9.16%
Nominal discount rate (real rate + inflation) (2)	For 2019: 5.55% As of 2020: 5.33%	For 2019: 5.40% As of 2020: 5.24%	For 2019: 7.28% As of 2020: 6.84%	according to security plan
Expected changes in medical and hospital costs (3)	n/a	n/a	n/a	12.03% to 4% p.a.
Mortality table	EX-PETROS 2013 (bidecremental)	EX-PETROS 2017 (bidecremental)	AT-2000 female, smoothed in a 10%	EX-PETROS 2013 (bidecremental)
Disability table	American group	American group	American group reduced by 40%	American group
Mortality table for disabled participants	AT-49 male	AT-49 male	IAPB 1957 strong	AT-49 male
Age of retirement	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	1st eligibility	Male, 56 years / Female, 55 years

2017
Assumptions	Petros plan		Petros 2	AMS
Discount rate - (real rate)(1)	9.52%		9.63%	9.59%
Nominal discount rate (real rate + inflation) (2)	5.19%		6.59%	according to security plan
Expected changes in medical and hospital costs (3)	n/a		n/a	11.3% to 4.5% p.a.
Mortality table	EX-PETROS 2013 (bidecremental	)	AT-2000 female, smoothed in a 10%	EX-PETROS 2013 (bidecremental)
Disability table	American group		American group reduced by 40%	American group
Mortality table for disabled participants	AT-49 male		IAPB 1957 strong	AT-49 male
Age of retirement	Male, 57 years / Female, 56 years		1st eligibility	Male, 57 years / Female, 56 years

(1)	Inflation reflects market projections: 4.01% for 2019 and converging to 4% in 2026 onwards.
(2)	Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.
(3)	Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.

Summary of Expected Maturity Analysis of Pension and Medical Benefits
e)	Expected maturity analysis of pension and medical benefits

	2018
	Pension Plan			Medical Plan
	PPR	PPNR	Petros 2	AMS	Other plans	Total
Up to 1 Year	1,278	476	34	417	4	2,209
1 To 2 Years	1,163	409	33	439	3	2,047
2 To 3 Years	1,137	390	32	458	3	2,020
3 To 4 Years	1,108	372	32	476	3	1,991
Over 4 Years	12,002	3,726	865	10,446	99	27,138

Total	16,688	5,373	996	12,236	112	35,405